Accrued Expenses and Other Liabilitites (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Payroll	$ 18,889	$ 14,730
Accrued interest	32,555	36,273
Accrued voyage expenses	4,843	2,217
Accrued running costs	23,812	21,394
Provision for estimated losses on vessels under time charter	2,631	3,129
Audit fees and related services	364	266
Accrued taxes	5,376	5,092
Professional fees	2,236	1,707
Other accrued expenses	4,153	6,941
Total accrued expenses	$ 94,859	$ 91,749